Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Schedule of Digital Assets [Line Items]
Current digital assets quantity	356,237,483	482,763,021
Current digital assets (in Dollars)	$ 356,237,483	$ 482,763,021
Total non-current digital assets	9,562,294	32,823,910
Long-term digital assets (in Dollars)	$ 9,562,294	$ 32,823,910
Total Digital Assets (in Dollars)	$ 365,799,777	$ 515,586,931
Current
Current digital assets on loan, quantity	130,944,804.402
Current digital assets on loan, amount (in Dollars)	$ 136,267,166
Long-Term
Long-term digital assets on loan, quantity	5,299,494.7222
Long-term digital assets on loan, amount (in Dollars)	$ 9,538,658
Total current &long-term digital assets on loan, quantity	136,244,299.1242
Total current &long-term digital assets on loan, amount (in Dollars)	$ 145,805,824
Binance Coin (BNB) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,532.6067	1,763.4867
Current digital assets (in Dollars)	$ 835,242	$ 1,520,530
Bitcoin (BTC) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	2,841.2321	2,596.9563
Current digital assets (in Dollars)	$ 162,601,446	$ 223,491,846
Ethereum [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	24,111.7434	21,329.9035
Current digital assets (in Dollars)	$ 37,703,596	$ 63,656,646
Cardano (ADA) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	70,485,362.5805	69,150,950.031
Current digital assets (in Dollars)	$ 10,140,610	$ 23,565,970
Polkadot [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	3,411,870.2685	3,340,140.2001
Current digital assets (in Dollars)	$ 2,781,449	$ 6,035,593
Solana [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	518,406.3543	169,185.2128
Current digital assets (in Dollars)	$ 37,989,379	$ 21,097,592
Uniswap [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	417,198.0351	399,616.8814
Current digital assets (in Dollars)	$ 1,153,615	$ 2,332,473
USDC [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,352,765.09
Current digital assets (in Dollars)	$ 1,355,364	$ 4,461,378
USDT [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,312,994.82
Current digital assets (in Dollars)	$ 8,996,999	$ 18,098,752
Litecoin (LTC) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	3,320.931	11,073.803
Current digital assets (in Dollars)	$ 139,889	$ 851,800
Dogecoin (DOGE) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	55,183,269.9329	56,534,119.7635
Current digital assets (in Dollars)	$ 3,900,032	$ 6,828,612
Cosmos (ATOM) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	4,432.0498	12,005.856
Current digital assets (in Dollars)	$ 6,765	$ 23,143
Avalanche (AVAX) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	642,546.4708	461,501.5177
Current digital assets (in Dollars)	$ 4,152,046	$ 5,740,226
Polygon (POL) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,126,963.7988	304,295.6891
Current digital assets (in Dollars)	$ 78,467	$ 31,088
Ripple (XRP) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	21,537,978.3318	21,146,529.3119
Current digital assets (in Dollars)	$ 22,224,461	$ 39,186,475
Enjin (ENJ) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	547,510.176	576,307.9792
Current digital assets (in Dollars)	$ 15,276	$ 15,849
Tron (TRX) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	780,338.4568	663,171.3819
Current digital assets (in Dollars)	$ 246,911	$ 187,723
Terra Luna (LUNA) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity		141,177.2041
Current digital assets (in Dollars)		$ 13,436
Shiba Inu (SHIB) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	11,843,589,595.6	20,643,542,012.03
Current digital assets (in Dollars)	$ 49,749	$ 143,214
Pyth Network (PYTH) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	5,692,004.22	4,935,058.3767
Current digital assets (in Dollars)	$ 224,834	$ 280,805
AAVE (AAVE) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	5,788.6349	4,429.5388
Current digital assets (in Dollars)	$ 493,690	$ 652,127
Algorand (ALGO) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	2,293,753.27	1,380,335.08
Current digital assets (in Dollars)	$ 189,015	$ 153,904
Aptos Mainnet (APT) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	675,834.2119	517,026.2356
Current digital assets (in Dollars)	$ 383,130	$ 875,222
Arweave (AR) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	58,740.57	64,940.42
Current digital assets (in Dollars)	$ 112,940	$ 223,096
Aerodome (AERO0X91) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	2,062,387.464	2,113,572.4104
Current digital assets (in Dollars)	$ 953,854	$ 917,924
Arbitrum (ARB) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,254,891.1425	1,489,777.02
Current digital assets (in Dollars)	$ 93,471	$ 280,923
Bitcoin Cash (BCH) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	382.1064	860.1464
Current digital assets (in Dollars)	$ 77,207	$ 511,921
Core (CORE) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	12,867,452.4561	12,500,445.6036
Current digital assets (in Dollars)	$ 321,686	$ 1,377,549
Curve DAO Token (CRV) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	4,780,146.06	3,939,395.25
Current digital assets (in Dollars)	$ 892,077	$ 1,442,868
Europa Coin (EURC) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	394,100.21	605,795.28
Current digital assets (in Dollars)	$ 461,097	$ 708,780
Fetch.ai (FET) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	5,260,253.5	4,619,586.9
Current digital assets (in Dollars)	$ 902,660	$ 946,091
Filecoin (FIL) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	119,272.3359	83,678.3922
Current digital assets (in Dollars)	$ 85,328	$ 109,612
The Graph (GRT) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,321,747.58	542,238.91
Current digital assets (in Dollars)	$ 23,513	$ 18,229
Hedera (HBAR) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	186,240,597.3179	76,729,676.9089
Current digital assets (in Dollars)	$ 13,082,365	$ 8,317,073
Internet Computer (ICP) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,884,501.7795	1,778,949.0942
Current digital assets (in Dollars)	$ 3,975,215	$ 4,866,716
Immutable (IMX) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	478,719.2352	274,878.94
Current digital assets (in Dollars)	$ 56,344	$ 61,176
Injective (INJ) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	375,473.2886	335,577.32
Current digital assets (in Dollars)	$ 1,724,699	$ 1,463,990
Jupiter (JUP) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	2,860,870.6678	3,089,314.6
Current digital assets (in Dollars)	$ 595,061	$ 583,880
Lido DAO (LDO) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	502,129.48	513,196.16
Current digital assets (in Dollars)	$ 123,116	$ 300,384
Chainlink (LINK) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	336,034.979	347,418.3828
Current digital assets (in Dollars)	$ 2,407,021	$ 4,295,173
NEAR Protocol (NEAR) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,709,206.3575	1,701,315.2684
Current digital assets (in Dollars)	$ 3,039,475	$ 2,553,372
Optimism (OP) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	340,640.28	173,791.63
Current digital assets (in Dollars)	$ 32,427	$ 46,248
MANTRA (OM) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	2,615,076.8533	453,091.4
Current digital assets (in Dollars)	$ 17,521	$ 31,807
Pendle (PDL) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	155,298.9333	182,478.7
Current digital assets (in Dollars)	$ 201,143	$ 343,772
Quant (QNT) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,921.506	1,014.788
Current digital assets (in Dollars)	$ 123,452	$ 71,156
Ripple USD (RLUSD) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	100	50,126
Current digital assets (in Dollars)	$ 100	$ 50,126
RENDERSOL (RNDR) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,727,339.4521	1,703,278.0201
Current digital assets (in Dollars)	$ 2,613,843	$ 2,193,856
THORChain (RUNE) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	271,674.2	269,953.8
Current digital assets (in Dollars)	$ 103,318	$ 151,768
Sei Network (SEI1) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	14,144,941.9713	16,419,686.8978
Current digital assets (in Dollars)	$ 681,786	$ 1,848,857
SKY Governance Token (SKY) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	682,323	645,038
Current digital assets (in Dollars)	$ 36,709	$ 37,735
Stacks (STX) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	62,629.1	47,106.4
Current digital assets (in Dollars)	$ 10,108	$ 11,744
SUI [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	18,721,952.8717	14,683,690.6345
Current digital assets (in Dollars)	$ 11,714,497	$ 16,459,983
Bittensor (TAO) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	21,171.6448	22,107.9024
Current digital assets (in Dollars)	$ 4,286,246	$ 4,906,095
Gram (GRAM) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	450,364.373	454,318.1948
Current digital assets (in Dollars)	$ 695,538	$ 739,494
Wormhole (W) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	9,576,799.9	4,760,219
Current digital assets (in Dollars)	$ 89,064	$ 157,563
Tether Gold (XAUT6) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	48.4294	34.4628
Current digital assets (in Dollars)	$ 194,923	$ 149,372
dogwifhat (WIF) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	2,628.43	56,581.96
Current digital assets (in Dollars)	$ 439	$ 15,277
Worldcoin (WLD2) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,106,531.0667	2,002,365.21
Current digital assets (in Dollars)	$ 457,330	$ 969,345
Stellar (XLM) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	7,925,603.49	3,704,385.32
Current digital assets (in Dollars)	$ 1,434,425	$ 753,012
StarkNet (STRK1) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	3,201,086.5156	2,990,189.0056
Current digital assets (in Dollars)	$ 95,072	$ 231,441
Sonic Labs (SONICLABS) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	3,704,071.27	3,959,492.2712
Current digital assets (in Dollars)	$ 84,484	$ 300,086
Akash Network (AKT) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	445,511.118	375,586.0011
Current digital assets (in Dollars)	$ 267,708	$ 135,737
Kaspa (KAS) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	31,304,410.4293	24,576,822.7965
Current digital assets (in Dollars)	$ 957,915	$ 1,064,176
Official Trump (TRUMP) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	2,802.77	2,309.37
Current digital assets (in Dollars)	$ 4,801	$ 10,891
Mantle (MNT) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	164,179.852	259,308.9369
Current digital assets (in Dollars)	$ 68,315	$ 251,037
Story (IP) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	11,538.439	5,951.7992
Current digital assets (in Dollars)	$ 3,575	$ 10,187
Crypto.com (CRO) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,585,392.1875	1,453,014.141
Current digital assets (in Dollars)	$ 84,660	$ 132,805
Hyperliquid (HYPE) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	70,152.6514	32,103.2182
Current digital assets (in Dollars)	$ 4,552,318	$ 830,677
UNUS SED LEO (LEO) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,097.9552	670.9046
Current digital assets (in Dollars)	$ 10,282	$ 6,266
OKB (OKB) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	119.3241	276.2829
Current digital assets (in Dollars)	$ 9,377	$ 30,051
IOTA (IOTA) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,846,650	1,233,469
Current digital assets (in Dollars)	$ 65,741	$ 102,131
Ondo (ONDO) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	3,505,449.8233	1,711,993.3233
Current digital assets (in Dollars)	$ 1,082,840	$ 634,291
Theta Token (THETA) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	142,583.2	100,410.4
Current digital assets (in Dollars)	$ 18,108	$ 26,749
Celestia (TIA) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	143,185.92	111,295.84
Current digital assets (in Dollars)	$ 52,077	$ 52,209
Flare (FLR) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	5,608,868.9063	3,689,429.0635
Current digital assets (in Dollars)	$ 35,897	$ 39,108
Pi Network (PI) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	132,721.4123	126,934.2148
Current digital assets (in Dollars)	$ 15,037	$ 25,895
Ethna (ENA) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	1,840,789.14	1,686,126.19
Current digital assets (in Dollars)	$ 129,778	$ 340,092
Four (FORM) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	21,094.7	31,111.1
Current digital assets (in Dollars)	$ 4,430	$ 10,777
Virtuals Protocol (VIRTUAL) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	2,342,789.2266	1,776,320.7111
Current digital assets (in Dollars)	$ 1,230,433	$ 1,179,832
VeChain (VET) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	8,763,114.2	4,978,553.8
Current digital assets (in Dollars)	$ 38,558	$ 52,773
Penut the Squirrel (PNUT) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	86,370.93	445,601.22
Current digital assets (in Dollars)	$ 3,584	$ 30,657
Pepe (PEPE) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	92,108,970,413.28	40,164,090,458.7
Current digital assets (in Dollars)	$ 703	$ 24,082
Zcash (ZEC) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity
Current digital assets (in Dollars)		$ 32,569
Canton (CC) [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	232,464.485
Current digital assets (in Dollars)	$ 32,583
Other Coins [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	5,588,906,834.8974	1,903,713,337.679
Current digital assets (in Dollars)	$ 107,244	$ 48,131
Total non-current digital assets	271,406,137.0826	271,406,137.0826
Long-term digital assets (in Dollars)	$ 23,636	$ 62,367
Solana (SOL) [Member]
Schedule of Digital Assets [Line Items]
Total non-current digital assets	94,500	196,500
Long-term digital assets (in Dollars)	$ 6,845,410	$ 24,471,703
SUI (SUI) [Member]
Schedule of Digital Assets [Line Items]
Total non-current digital assets	5,204,994.7222	8,327,991.5556
Long-term digital assets (in Dollars)	$ 2,693,248	$ 8,289,840
Current Digital Assets [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	189,692,571	356,450,053
Digital assets loaned [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	136,267,166	87,326,227
Total non-current digital assets	9,538,658	32,761,543
Digital assets staked [Member]
Schedule of Digital Assets [Line Items]
Current digital assets quantity	30,277,746	38,986,741
Non-current digital assets [Member]
Schedule of Digital Assets [Line Items]
Total non-current digital assets	23,636	62,367
Bitcoin (BTC) One [Member]
Current
Current digital assets on loan, quantity	780.7736
Current digital assets on loan, amount (in Dollars)	$ 45,521,898
Ethereum (ETH) One [Member]
Current
Current digital assets on loan, quantity	19,030.6963
Current digital assets on loan, amount (in Dollars)	$ 29,758,418
Solana (SOL) One [Member]
Current
Current digital assets on loan, quantity	179,677.8082
Current digital assets on loan, amount (in Dollars)	$ 13,147,007
SUI (SUI) One [Member]
Current
Current digital assets on loan, quantity	14,471,661.8608
Current digital assets on loan, amount (in Dollars)	$ 8,778,811
Ripple (XRP) One [Member]
Current
Current digital assets on loan, quantity	15,745,969.4444
Current digital assets on loan, amount (in Dollars)	$ 16,238,818
Bittensor (TAO) One [Member]
Current
Current digital assets on loan, quantity	19,079.1667
Current digital assets on loan, amount (in Dollars)	$ 3,862,619
Hedera (HBAR) One [Member]
Current
Current digital assets on loan, quantity	48,620,250
Current digital assets on loan, amount (in Dollars)	$ 3,418,004
Internet Computer (ICP) One [Member]
Current
Current digital assets on loan, quantity	613,050
Current digital assets on loan, amount (in Dollars)	$ 1,298,930
NEAR Protocol (NEAR) One [Member]
Current
Current digital assets on loan, quantity	1,151,826.6667
Current digital assets on loan, amount (in Dollars)	$ 2,048,293
Uniswap (UNI) One [Member]
Current
Current digital assets on loan, quantity	362,603.3333
Current digital assets on loan, amount (in Dollars)	$ 1,002,417
Virtuals Protocol (VIRTUAL) One [Member]
Current
Current digital assets on loan, quantity	1,650,210
Current digital assets on loan, amount (in Dollars)	$ 866,690
Fetch.ai (FET) One [Member]
Current
Current digital assets on loan, quantity	4,444,000
Current digital assets on loan, amount (in Dollars)	$ 762,590
Injective (INJ) One [Member]
Current
Current digital assets on loan, quantity	301,250
Current digital assets on loan, amount (in Dollars)	$ 1,383,762
Curve DAO Token (CRV) One [Member]
Current
Current digital assets on loan, quantity	3,560,925
Current digital assets on loan, amount (in Dollars)	$ 664,469
Kaspa (KAS) One [Member]
Current
Current digital assets on loan, quantity	22,735,533.3333
Current digital assets on loan, amount (in Dollars)	$ 695,707
Aerodome (AERO0X91) One [Member]
Current
Current digital assets on loan, quantity	2,016,970
Current digital assets on loan, amount (in Dollars)	$ 932,849
Stellar (XLM) One [Member]
Current
Current digital assets on loan, quantity	3,401,482.5
Current digital assets on loan, amount (in Dollars)	$ 612,267
Ondo (ONDO) One [Member]
Current
Current digital assets on loan, quantity	1,824,000
Current digital assets on loan, amount (in Dollars)	$ 563,434
Jupiter (JUP) One [Member]
Current
Current digital assets on loan, quantity	2,732,805.1667
Current digital assets on loan, amount (in Dollars)	$ 568,423
Aptos Mainnet (APT) One [Member]
Current
Current digital assets on loan, quantity	470,697.0833
Current digital assets on loan, amount (in Dollars)	$ 266,838
AAVE (AAVE) One [Member]
Current
Current digital assets on loan, quantity	3,906.5
Current digital assets on loan, amount (in Dollars)	$ 332,982
Pyth Network (PYTH) One [Member]
Current
Current digital assets on loan, quantity	4,586,600
Current digital assets on loan, amount (in Dollars)	$ 181,171
THORChain (RUNE) One [Member]
Current
Current digital assets on loan, quantity	253,260
Current digital assets on loan, amount (in Dollars)	$ 96,315
MANTRA (OM) One [Member]
Current
Current digital assets on loan, quantity	1,729,120
Current digital assets on loan, amount (in Dollars)	$ 11,585
Hyperliquid (HYPE) One [Member]
Current
Current digital assets on loan, quantity	50,115.0685
Current digital assets on loan, amount (in Dollars)	$ 3,252,869
Solana (SOL) Two [Member]
Long-Term
Long-term digital assets on loan, quantity	94,500
Long-term digital assets on loan, amount (in Dollars)	$ 6,845,410
SUI (SUI) Two [Member]
Long-Term
Long-term digital assets on loan, quantity	5,204,994.7222
Long-term digital assets on loan, amount (in Dollars)	$ 2,693,248